Morgan, Lewis & Bockius llp
2020 K Street, NW
 Washington, District of Columbia 20006-1806
Tel. 202.373.6000
Fax: 202.373.6001
www.morganlewis.com

W. John McGuire
+1.202.373.6799
wjmcguire@morganlewis.com

April 10, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)
Filing Pursuant to Rule 497(j)

Dear Sir or Madam:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectuses and Statements of Additional Information, each dated March 30, 2015, for the Trust’s Yorkville High Income MLP ETF, Yorkville High Income Infrastructure MLP ETF and Forensic Accounting ETF that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 120, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-15-002138 on March 30, 2015.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6799.

Sincerely,

/s/ W. John McGuire
W. John McGuire

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